SOUTHTRUST VULCAN FUNDS
TREASURY OBLIGATIONS MONEY MARKET FUND
STOCK FUND
BOND FUND
--------------------------------------------------------------------------------

SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 1995.

A. Please delete the "Expense Summary" table on page 2 of the prospectus and replace it with the following:

                                   EXPENSE SUMMARY

     Below is a summary of the projected expenses of each Fund for the current fiscal year.

                                                                 TREASURY OBLIGATIONS
                                                                   MONEY MARKET FUND      STOCK FUND      BOND FUND
     SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)......................              None               3.50%          3.50%
     Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)......................              None                None           None
     Contingent Deferred Sales Charges (as a percentage of
     original purchase price or redemption proceeds, as
     applicable)..............................................              None                None           None
     Redemption Fee (as a percentage of amount redeemed,
     if applicable)...........................................              None              1.00%*         1.00%*
     Exchange Fee.............................................              None                None           None


     * Applies only to shares of the STOCK FUND and the BOND FUND purchased at net asset value which are redeemed within one year of purchase. See "How to Purchase, Exchange, and Redeem Shares."

    The following Expense Table and Example are intended to assist investors in understanding the expenses the Funds pay and that investors bear directly or indirectly.

                                                                           TREASURY OBLIGATIONS
                                                                             MONEY MARKET FUND     STOCK FUND      BOND FUND
    ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF PROJECTED AVERAGE NET ASSETS)+
    Advisory Fees After Waivers*....................................            0.30%              0.65%          0.55%
    12b-1 Fees......................................................             None               None           None
    Other Expenses..................................................            0.20%              0.22%          0.33%
                                                                               ------             ------         ------
    Total Fund Operating Expenses After Waivers.....................            0.50%              0.87%          0.88%
                                                                               ======             ======         ======



       * As stated under "Management of the Funds" in this Prospectus, the Company has agreed to pay an advisory fee to the Adviser at an annual rate of 0.50% of the average daily net assets of the TREASURY OBLIGATIONS MONEY MARKET FUND, 0.75% with respect to the STOCK FUND, and 0.60% with respect to the BOND FUND. Absent the voluntary waivers by the Administrator, Other Expenses are expected to be 0.21%, 0.25% and 0.36% for the TREASURY OBLIGATIONS MONEY MARKET, STOCK and BOND FUNDS, respectively. The Administrator may terminate these waivers at any time at its sole discretion. Absent the anticipated voluntary fee waivers by the Adviser and by the Administrator. Total Fund Operating Expenses for the current fiscal year are expected to be 0.71%, 1.00% and 0.96% for the TREASURY OBLIGATIONS MONEY MARKET, STOCK and BOND FUNDS, respectively.

       + The Annual Fund Operating Expenses for the TREASURY OBLIGATIONS MONEY
         MARKET FUND, the STOCK FUND and the BOND FUND were 0.43%, 0.74% and 0.75%, respectively, for the fiscal year ending April 30, 1995. Had the Adviser and Administrator not voluntarily waived their fees, the annual operating expenses would have been 0.73%, 1.13%, and 1.03%, respectively. The Annual Fund Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending April 30, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    EXAMPLE:
       An investor would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of each time period:

                                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
Treasury Obligations Money Market Fund...............................   $       5    $      16    $      28    $      63
Stock Fund...........................................................   $      44    $      62    $      82    $     138
Bond Fund............................................................   $      44    $      62    $      82    $     140


       SouthTrust Bank or a SouthTrust Vulcan Funds Dealer may charge customer accounts for other services provided to investors.

       The amount of "Other Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year. See "Management of the Funds" in this Prospectus and the Statement of Additional Information for a further description of the funds' operating expenses.

       THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE HYPOTHETICAL RETURNS IN THE EXAMPLE REFLECT FEE WAIVERS AT THE ANTICIPATED RATES. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE COMPANY'S FISCAL YEAR ENDING APRIL 30, 1996.

B. Please delete the sub-section entitled "INVESTMENT COMPANY SECURITIES" under the "INVESTMENT ACTIVITIES" section on page 5 of the prospectus, in its entirety and insert the following:

     "INVESTMENT COMPANY SECURITIES. The Funds may invest in the securities of other investment companies. The TREASURY MONEY MARKET FUND will invest only in money market funds that seek to maintain a $1.00 net asset value per share and that invest in short-term debt securities of the same or better quality as those in which the TREASURY MONEY MARKET FUND may invest. The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The Funds (other than TREASURY MONEY MARKET FUND) will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. While it is a policy to waive advisory fees on Fund assets invested in securities of other open-end investment companies, it should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and, therefore, any investment by the Funds in shares of other investment companies would be subject to such duplicate expenses."

C. Under the sub-section entitled "SALES CHARGE" under the section entitled "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES", on page 12 of the prospectus, please delete the sales charge table and replace it with the following:

                                                                      SALES CHARGE
                                                    SALES CHARGE         AS % OF        DEALER ALLOWANCE
                                                       AS % OF         NET AMOUNT            AS % OF
                                                   OFFERING PRICE       INVESTED         OFFERING PRICE
$0 but less than $100,000.......................          3.50%             3.63%               3.00%
$100,000 but less than $250,000.................          3.00%             3.09%               2.50%
$250,000 but less than $500,000.................          2.50%             2.56%               2.00%
$500,000 but less than $1,000,000...............          2.00%             2.04%               1.50%
$1,000,000 or more..............................             0*                0%                  0%


    *A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "Redemption of Shares"--"Redemption Fee."

D. The first two paragraphs under the sub-section entitled "LETTER OF INTENT" under the section entitled "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES", on page 13 of the prospectus, are deleted in their entirety and replaced with the following:

    "LETTER OF INTENT. If a Shareholder intends to purchase at least $100,000 of shares in the BOND FUND or $50,000 of shares in the STOCK FUND over the next 13 months, the sales charge may be reduced by signing a Letter of Intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold 3.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

E. The first two sentences of the sub-section entitled "EXCHANGING SHARES" on page 14 of the prospectus under the section "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES" are deleted in their entirety and replaced by the following:

    "EXCHANGING SHARES. Shareholders who have purchased shares of the BOND FUND or the STOCK FUND (a "load Fund") (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of another load Fund or a Liberty Fund identified previously without paying an additional exchange or sales charge."

F. Please delete the first paragraph under the section entitled "PRICING OF SHARES" on page 17 of the prospectus in its entirety and replace it with the following:
    "On Monday through Friday, the net asset value of the BOND FUND and STOCK FUND is determined once daily at the close of trading on the New York Stock Exchange, usually 4:00 p.m. (Eastern time), and the net asset value of the TREASURY MONEY MARKET FUND is determined twice daily at 12:00 noon and 4:00 p.m. (Eastern time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or
    (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds' net asset value is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of outstanding shares."

                                                                   March 1, 1996




[LOGO] FEDERATED SECURITIES CORP.

       Distributor
       A subsidiary of FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       CUSIP 844734202
       CUSIP 844734301
       CUSIP 844734103

       G01341-03 (2/96)                [RECYCLED PAPER LOGO]           STH601095



SOUTHTRUST VULCAN FUNDS
INCOME FUND

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 15, 1995.
A. Please delete in its entirety the sub-section entitled "INVESTMENT COMPANY SECURITIES" under the "INVESTMENT ACTIVITIES" section on page 8 of the prospectus, and insert the following:
     "INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies. The Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general. The FUND will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. While it is a policy to waive advisory fees on Fund assets invested in securities of other open-end investment companies, it should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies would be subject to such duplicate expenses."
B. The first two sentences of the sub-section entitled "EXCHANGING SHARES" on page 14 under the section "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES"are deleted in their entirety and replaced by the following:
     "EXCHANGING SHARES. Shareholders who have purchased shares of the Fund (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of another load Portfolio or a Liberty Fund identified previously without paying an additional exchange or sales charge."




C. Please delete the first paragraph under the section entitled "PRICING OF SHARES" on page 16 of the prospectus in its entirety and replace it with the following:
     "On Monday through Friday, the net asset value of the Fund is determined once daily at the close of trading on the New York Stock Exchange, usually 4:00 pm (Eastern time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of outstanding shares."
                                                          March 1, 1996

   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 844734400
   G01341-04 (2/96)                               STH601375